DEBT AND CREDIT FACILITIES - Senior Secured Credit Facilities (Details) € in Millions, $ in Millions				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 06, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 EUR (€)	Sep. 06, 2017 EUR (€)
Debt Instrument [Line Items]
Repayments of debt					$ 2,667.8	$ 16.7	$ 22.9	$ 21.3	$ 20.5
Unamortized deferred financing costs - term loans		$ 39.6		$ 40.6	40.6		39.6	44.6
Unamortized original issue discount		6.2		9.0	9.0		6.2	3.4
Secured Debt | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Deferred financing costs			$ 51.2
Unamortized deferred financing costs - term loans		28.4					28.4	34.2
Write Off Of Debt Discount					0.9
Original issue discount			5.1
Unamortized original issue discount		2.9					2.9	3.4
Original issue discount charged to interest expense					0.9
Secured Debt | 2017 U.S. Dollar Term Loan
Debt Instrument [Line Items]
Debt face amount			$ 900.0							$ 900.0
Repayments of debt	$ 868.5
Amount outstanding		873.0		0.0	0.0		873.0	882.0
Secured Debt | Senior Secured Credit Facilities - Euro Term Loan
Debt Instrument [Line Items]
Debt face amount | €											€ 970.0	€ 970.0
Repayments of debt	535.7			571.4
Amount outstanding		1,146.9		0.0	0.0		1,146.9	1,062.5
Secured Debt | 2021 U.S. Dollar Term Loan
Debt Instrument [Line Items]
Debt face amount	$ 1,500.0
Total Net Leverage Ratio	4.50
Deferred financing costs	$ 69.1
Unamortized deferred financing costs - term loans		28.4		34.4	34.4		28.4
Original issue discount	$ 12.6
Unamortized original issue discount		$ 2.9		9.0	9.0		$ 2.9
Deferred financing costs charged to interest expense					8.3
Amount outstanding				$ 1,500.0	$ 1,500.0
Secured Debt | London Interbank Offered Rate (LIBOR) | 2017 U.S. Dollar Term Loan
Debt Instrument [Line Items]
Basis spread on variable interest rate			3.00%
Interest rate		3.21%					3.21%
Secured Debt | London Interbank Offered Rate (LIBOR) | 2021 U.S. Dollar Term Loan
Debt Instrument [Line Items]
Interest rate				3.50%	3.50%
Secured Debt | London Interbank Offered Rate (LIBOR) | 2021 U.S. Dollar Term Loan | Interest Rate Scenario One
Debt Instrument [Line Items]
EURIBOR floor rate	0.50%
Basis spread on variable interest rate	3.00%
Secured Debt | London Interbank Offered Rate (LIBOR) | 2021 U.S. Dollar Term Loan | Interest Rate Scenario Three
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.75%
Secured Debt | EURIBOR | Senior Secured Credit Facilities - Euro Term Loan
Debt Instrument [Line Items]
EURIBOR floor rate		0.00%					0.00%
Basis spread on variable interest rate		3.25%
Interest rate		3.25%					3.25%
Secured Debt | ABR | Senior Secured Credit Facilities | Interest Rate Scenario Two
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.00%
Secured Debt | ABR | 2021 U.S. Dollar Term Loan | Interest Rate Scenario Four
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.75%
Secured Debt | Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 450.0
Unamortized deferred financing costs - credit facility		$ 2.2		$ 4.0	$ 4.0		$ 2.2	3.3
Available borrowing capacity		240.1		440.3	440.3		240.1	129.3
Line of credit | Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 250.0
Amount outstanding		0.0		0.0	0.0		0.0	120.0
Letters of credit outstanding		9.9		$ 9.7	$ 9.7		9.9	$ 0.7
Available borrowing capacity		$ 240.1					$ 240.1